Leases	12 Months Ended
Dec. 31, 2019
Lessee Disclosure [Abstract]
Leases
13.	LEASES

Leases are classified as operating lease and finance lease in accordance with ASU 2016-02. The Group’s operating leases mainly related to offices facilities, IDC facilities. For leases with terms greater than 12 months, the Group records the related asset and obligation at the present value of lease payments over the term.

As of December 31, 2019, the Operating lease’s weighted average remaining lease term was 9.8 years and weighted average discount rate was 5.42%. The finance lease’s weighted average remaining lease term was 3.0 years and weighted average discount rate was 5.50%.

	As of December 31,
	2019	2019
	RMB	US$
Finance lease
Property and equipment, gross	20,334	2,921
Accumulated depreciation	(1,212)	(174)
Property and equipment, net	19,122	2,747
Finance lease liabilities, current portion	6,684	960
Finance lease liabilities	10,348	1,486
Total finance lease liabilities	17,032	2,446

The components of lease cost were as follows:

	As of December 31,
	2019	2019
	RMB	US$
Operating lease costs(i)	183,578	26,369
Finance lease costs:
Amortization of ROU assets	579	83
Total finance lease costs	579	83

(i)	Excluding cost of short-term contracts. Short-term lease costs for year ended December 31, 2019 were RMB357million (US$51 million).

Finance lease costs were recorded as cost of revenues and interest expenses. For the year ended December 31, 2019, the amount of interest expense for finance leases was RMB nil (US$ nil). Variable lease costs were immaterial for the year ended December 31, 2019. For the year ended December 31, 2019, no lease costs for operating and finance leases were capitalized.

Cash paid for amounts included in the measurement of lease liabilities:

	As of December 31,
	2019	2019
	RMB	US$
Operating cash payments for operating leases	208,560	29,958
Operating cash payments for finance leases	—	—
Financing cash payments for finance leases	397	57

ROU assets obtained in exchange for lease obligations:

	As of December 31,
	2019	2019
	RMB	US$
Operating leases	323,242	46,431
Finance leases	18,950	2,722

Future lease payments under lease liabilities as of December 31, 2019 were as follows:

	Operating leases		Finance leases
	RMB	US$	RMB	US$
Year ending December 31,
2020	129,190	18,557	6,894	990
2021	119,686	17,192	6,895	990
2022	96,956	13,927	4,687	673
2023	81,614	11,723	—	—
2024	24,483	3,517	—	—
Thereafter	194,903	27,996	—	—
Total future lease payments	646,832	92,912	18,476	2,653
Less: Imputed interest	(118,688)	(17,048)	(1,444)	(207)
Total lease liability balance	528,144	75,864	17,032	2,446